Condensed Consolidated Interim Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Allowances for doubtful accounts	$ 47	$ 42	$ 64
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	495,000,000	495,000,000	495,000,000
Common stock, shares issued	30,096,412	12,058,237	2,955,490
Common stock, shares outstanding	30,096,412	12,058,237	2,955,490
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorised	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0